SCHEDULE OF FAIR VALUE OF STOCK BASED COMPENSATION ASSUMPTION INPUTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 13, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options		5 years
Share price of the issuance date			$ 1.00
Expected volatility	95.00%
Expected dividend rate	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options	4 years 4 months 6 days
Share price of the issuance date	$ 9.80
Risk-free interest rate	4.24%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life of the options	5 years
Share price of the issuance date	$ 10.70
Risk-free interest rate	4.41%